Derivatives	6 Months Ended
Jun. 30, 2026
Financial Instruments [Abstract]
Derivatives

8	Derivatives

Notional contract amounts and fair values of derivatives by product contract type held by HSBC
	Notional contract amount		Fair value amount
	Assets and liabilities		Assets			Liabilities
	Trading	Hedging	Trading	Hedging	Total	Trading	Hedging	Total
	$m	$m	$m	$m	$m	$m	$m	$m
Foreign exchange	16,532,234	116,342	133,443	1,846	135,289	128,305	489	128,794
Interest rate	18,373,942	464,192	190,562	3,253	193,815	185,275	4,355	189,630
Equities	1,038,298	—	21,812	—	21,812	30,829	—	30,829
Credit	243,571	—	2,712	—	2,712	3,492	—	3,492
Commodity and other	163,073	—	6,982	—	6,982	6,532	—	6,532
Gross total fair values	36,351,118	580,534	355,511	5,099	360,610	354,433	4,844	359,277
Offset					(104,615)			(104,615)
At 30 Jun 2026	36,351,118	580,534	355,511	5,099	255,995	354,433	4,844	254,662

Foreign exchange	13,639,520	108,585	111,012	1,233	112,245	110,786	662	111,448
Interest rate	17,272,408	423,761	190,296	4,946	195,242	182,569	4,565	187,134
Equities	908,649	—	15,660	—	15,660	21,311	—	21,311
Credit	164,160	—	1,294	—	1,294	2,212	—	2,212
Commodity and other	191,761	—	10,542	—	10,542	12,992	—	12,992
Gross total fair values	32,176,498	532,346	328,804	6,179	334,983	329,870	5,227	335,097
Offset					(97,243)			(97,243)
At 31 Dec 2025	32,176,498	532,346	328,804	6,179	237,740	329,870	5,227	237,854
The notional contract amounts of derivatives held for trading purposes and derivatives designated in hedge accounting relationships indicate the nominal value of transactions outstanding at the balance sheet date. They do not represent amounts at risk.
Hedge accounting derivatives
The notional contract amounts of derivatives held for hedge accounting purposes indicate the nominal value of transactions outstanding at the balance sheet date, not amounts at risk.

Notional contract amounts of derivatives held for hedging purposes by product type
	At 30 Jun 2026		At 31 Dec 2025
	Cash flow hedges	Fair value hedges	Cash flow hedges	Fair value hedges
	$m	$m	$m	$m
Foreign exchange	70,113	—	62,334	—
Interest rate	200,145	264,047	190,020	233,741
Total	270,258	264,047	252,354	233,741

The Group applies hedge accounting in respect of certain consolidated net investments in foreign operations. Hedging is undertaken using forward foreign exchange contracts or by financing with foreign currency borrowings. At 30 June 2026, the notional contract value of outstanding derivative financial instruments designated as hedges of net investments in foreign operations was $46,229m (31 December 2025: $46,251m).